Derivative Liability (Details) - IPO [Member]	Dec. 31, 2025 $ / shares $ / item
Minimum [Member]
Derivative Liability [Line Items]
Price per share | $ / shares	$ 7
Price per unit | $ / item	7
Maximum [Member]
Derivative Liability [Line Items]
Price per share | $ / shares	$ 9
Price per unit | $ / item	9